Fees Summary	Sep. 10, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 325,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	49,757.50
Total Offset Amount	0.00
Net Fee	$ 49,757.50
Narrative - Max Aggregate Offering Amount | shares	325,000,000
Final Prospectus	true